CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (DETAILS 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Concentration Of Credit Risk And Major Customers [Line Items]
At beginning of year	$ 6	$ 6	$ 0
Allowance for the year	0	0	6
At end of year	$ 6	$ 6	$ 6